Sanford C. Bernstein Fund, Inc.

Schedule of Investments

California Municipal Portfolio

June 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 95.3%
California – 88.3%
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	$3,850	$3,293,105
Bay Area Toll Authority Series 2021 4.18% (MUNIPSA + 0.30%), 04/01/2056(a)	5,000	4,922,602
4.29% (MUNIPSA + 0.41%), 04/01/2056(a)	13,415	13,155,090
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024-B 5.25%, 07/01/2042	5,500	6,050,972
5.25%, 07/01/2044	4,750	5,198,554
AGM Series 2024-B 4.00%, 07/01/2039	4,500	4,435,231
4.125%, 07/01/2041	3,000	2,951,538
California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	5,000	5,337,360
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	10,000	10,538,701
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	7,015	7,057,075
Series 2023 5.00%, 12/01/2053	9,590	10,109,525
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,435	4,442,946
Series 2023 5.00%, 02/01/2054	14,770	15,653,694
5.20% (SOFR + 1.63%), 07/01/2053(a)	5,000	4,969,123
5.228% (SOFR + 1.67%), 02/01/2054(a)	5,000	4,950,332
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021-A 4.00%, 08/01/2047(b)	4,450	3,638,444
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 4.00%, 08/01/2046(b)	1,335	1,146,463
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 4.00%, 02/01/2050(b)	3,390	2,603,817

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency (Los Angeles County Securitization Corp.) Series 2020-A 4.00%, 06/01/2037	$510	$517,076
4.00%, 06/01/2038	1,000	1,008,793
5.00%, 06/01/2027	800	830,730
5.00%, 06/01/2028	700	736,982
5.00%, 06/01/2030	500	539,930
5.00%, 06/01/2031	400	431,713
5.00%, 06/01/2032	300	323,652
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,250	2,246,898
California Educational Facilities Authority (St Mary’s College of California) Series 2023 5.25%, 10/01/2033	1,375	1,518,329
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2028	1,545	1,573,416
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2027(b)	885	870,330
4.00%, 06/01/2031(b)	2,000	1,935,255
California Health Facilities Financing Authority (Cedars-Sinai Medical Center) Series 2015 5.00%, 11/15/2027	6,500	6,645,488
5.00%, 11/15/2028	6,000	6,128,703
5.00%, 11/15/2029	7,000	7,151,495
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2032	1,215	1,257,690
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 5.00%, 04/01/2032	2,900	3,153,604
5.00%, 04/01/2033	2,000	2,172,136
5.00%, 04/01/2034	750	814,822
California Health Facilities Financing Authority (Stanford Health Care Obligated Group) Series 2023-A 5.00%, 08/15/2033	10,000	11,719,048
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2018-A 5.00%, 11/15/2029	1,280	1,356,098
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2024 3.25%, 08/01/2029	3,750	3,678,148

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF) Series 2017 5.00%, 10/01/2024	$5,000	$5,019,878
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 8.00%, 01/01/2050(b)	1,605	1,668,625
Series 2024 3.95%, 01/01/2050(b)	17,215	17,218,502
California Infrastructure & Economic Development Bank (Roseville Sustainable Energy Partner LLC) Series 2024 5.00%, 07/01/2042	2,355	2,528,363
5.00%, 07/01/2044	2,000	2,130,928
California Municipal Finance Authority (Emerson College) Series 2017-B 5.00%, 01/01/2030	1,000	1,041,142
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2024	250	250,661
5.00%, 12/31/2026	2,200	2,237,421
5.00%, 12/31/2028	1,000	1,030,646
5.00%, 06/30/2029	1,050	1,083,393
5.00%, 12/31/2029	2,150	2,219,427
5.00%, 12/31/2031	1,930	1,993,920
5.00%, 12/31/2033	1,500	1,549,555
5.00%, 12/31/2043	2,000	2,030,787
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2027(b)	2,210	2,229,906
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 07/01/2024(b)	1,335	1,335,000
5.00%, 07/01/2029(b)	3,400	3,587,123
5.00%, 07/01/2039(b)	2,465	2,576,959
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	1,500	1,582,697
California School Finance Authority (KIPP SoCal Public Schools Obligated Group) Series 2020-A 4.00%, 07/01/2040(b)	1,305	1,251,182
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.25%, 06/01/2042(b)	1,000	1,049,403

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Partnerships to Uplift Communities Series 2023 Obligated Group) Series 2023 5.00%, 08/01/2033(b)	$725	$759,887
5.25%, 08/01/2038(b)	500	525,742
California School Finance Authority (Rocketship Education Obligated Group) Series 2015-A 4.25%, 03/01/2028(b)	760	760,908
Series 2016-A 5.00%, 06/01/2031(b)	1,000	1,008,503
California State Public Works Board (California State Public Works Board Lease) Series 2014-A 5.00%, 09/01/2030	11,220	11,242,714
Series 2014-B 5.00%, 10/01/2029	4,445	4,459,749
Series 2017-H 5.00%, 04/01/2030	2,000	2,089,596
5.00%, 04/01/2031	2,000	2,088,742
5.00%, 04/01/2032	1,270	1,326,051
California State Public Works Board (State of California Department of General Services Lease) Series 2024 5.05%, 04/01/2032	2,000	1,991,207
5.06%, 04/01/2033	1,000	991,277
California State University Series 2017-A 5.00%, 11/01/2033	5,620	5,902,734
Series 2020-A 5.00%, 11/01/2030	600	662,580
5.00%, 11/01/2031	400	442,056
Series 2020-D 1.49%, 11/01/2028	1,500	1,310,969
Series 2021-B 2.274%, 11/01/2034	7,000	5,461,350
California State University (Pre-refunded - US Treasuries) Series 2014 5.00%, 11/01/2028	280	281,455
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2029	1,210	1,249,719
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2027	720	744,566
5.00%, 04/01/2028	535	560,438

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(b)	$3,250	$3,300,281
Series 2019 5.00%, 06/01/2034(b)	755	785,295
5.00%, 06/01/2039(b)	1,800	1,835,257
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2014 5.25%, 12/01/2034	4,500	4,522,196
Series 2018-A 5.00%, 12/01/2027(b)	250	256,984
5.00%, 12/01/2033(b)	1,000	1,036,036
California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.00%, 07/01/2024(b)	60	60,000
5.00%, 07/01/2029(b)	685	702,964
California Statewide Communities Development Authority (Southern California Edison Co.) Series 2023 4.50%, 11/01/2033	8,500	8,979,938
City & County of San Francisco CA (Pre-refunded - US Treasuries) Series 2015-R 5.00%, 09/01/2024	3,970	3,977,252
City of Fremont CA Community Facilities District No. 1 Series 2015 5.00%, 09/01/2027	1,000	1,013,763
City of Los Angeles CA Series 2024 5.00%, 06/26/2025(c)	25,000	25,366,052
City of Los Angeles Department of Airports Series 2017 5.00%, 05/15/2029	1,145	1,167,760
Series 2017-A 5.00%, 05/15/2028	1,440	1,484,701
5.00%, 05/15/2029	2,575	2,657,768
5.00%, 05/15/2031	1,275	1,317,479
Series 2018 5.00%, 05/15/2031	3,000	3,167,678
5.00%, 05/15/2035	1,190	1,239,445
Series 2018-C 5.00%, 05/15/2025	2,955	2,989,663
Series 2019 4.00%, 05/15/2044	4,205	4,086,763
Series 2019-A 5.00%, 05/15/2038	4,315	4,524,434
Series 2020-C 5.00%, 05/15/2031	5,000	5,385,528
5.00%, 05/15/2039	2,655	2,826,959

	Principal Amount (000)	U.S. $ Value

Series 2021 5.00%, 05/15/2030	$5,020	$5,373,510
5.00%, 05/15/2033	4,735	5,145,776
5.00%, 05/15/2035	1,685	1,821,682
Series 2021-D 4.00%, 05/15/2040	2,165	2,127,254
Series 2022 4.00%, 05/15/2036	1,300	1,313,715
4.00%, 05/15/2041	1,100	1,072,318
5.00%, 05/15/2032	4,000	4,377,507
Series 2022-A 4.00%, 05/15/2041	6,160	6,004,981
City of Los Angeles Department of Airports (Pre-refunded - US Treasuries) Series 2021 5.00%, 05/15/2033	265	289,289
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2027	2,000	2,040,065
5.00%, 08/01/2030	3,320	3,383,906
City of Roseville CA (City of Roseville CA Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2028	1,010	1,044,108
5.00%, 09/01/2030	1,295	1,328,648
City of Roseville CA (HP Campus Oaks Community Facilities District No.1) Series 2016 5.00%, 09/01/2031	995	1,013,199
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2014-A 5.00%, 03/01/2025	3,600	3,601,417
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 4.00%, 08/01/2047(b)	385	338,374
Compton Community Redevelopment Agency Successor Agency AGM Series 2022-A 5.25%, 08/01/2032	3,925	4,347,436
Contra Costa Transportation Authority Sales Tax Revenue Series 2017-A 5.00%, 03/01/2030	1,250	1,314,616
Coronado Community Development Agency Successor Agency Series 2018-A 5.00%, 09/01/2033	2,935	2,984,731
County of Los Angeles CA Series 2024 5.00%, 06/30/2025(c)	35,000	35,579,586
County of Santa Cruz CA Series 2023 5.00%, 07/05/2024	2,500	2,500,387
Series 2024 5.00%, 07/01/2025(c)	5,500	5,593,238

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.60%, 05/01/2047(b)	$1,500	$1,283,580
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.35%, 04/01/2047(b)	3,415	2,846,348
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	4,000	3,226,217
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(b)	5,000	4,104,972
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A1 2.875%, 08/01/2041(b)	3,585	3,330,645
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.375%, 07/01/2043(b)	1,000	843,666
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 3.20%, 09/01/2046(b)	5,000	3,944,551
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(b)	2,465	1,990,302
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 3.50%, 05/01/2047(b)	2,000	1,685,938
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	3,000	2,576,507
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 4.00%, 10/01/2048(b)	4,000	2,992,586

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	$1,500	$1,067,450
Desert Community College District Series 2024 5.00%, 08/01/2024	2,020	2,022,388
Fontana Redevelopment Agency Successor Agency Series 2017-A 5.00%, 10/01/2031	1,750	1,841,337
Foothill-De Anza Community College District AMBAC Series 2007-A Zero Coupon, 08/01/2034	1,000	720,594
Foothill-Eastern Transportation Corridor Agency Series 2021-C 4.00%, 01/15/2043	1,889	1,868,432
Fremont Union High School District Series 2024 5.00%, 08/01/2026	1,000	1,040,771
5.00%, 08/01/2031	1,605	1,834,199
5.00%, 08/01/2033	1,000	1,177,995
5.00%, 08/01/2035	1,000	1,193,819
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	4,710	4,417,397
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease) Series 2021 1.40%, 06/01/2025	2,900	2,796,258
2.746%, 06/01/2034	3,165	2,642,377
3.115%, 06/01/2038	2,500	2,017,708
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2035	2,295	2,318,265
Long Beach Bond Finance Authority (Bank of America Corp.) Series 2007-A 5.00%, 11/15/2024	1,175	1,177,548
5.50%, 11/15/2037	1,000	1,134,724
Long Beach Unified School District Series 2010-A 5.00%, 08/01/2025	1,000	1,001,354
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Series 2022 5.00%, 07/01/2025	3,000	3,055,881
Los Angeles Department of Water & Power Series 2022 5.00%, 07/01/2024	1,500	1,500,000
Los Angeles Department of Water & Power (Pre-refunded - US Govt Agencies) Series 2014-C 5.00%, 07/01/2025	940	940,000
5.00%, 07/01/2026	3,760	3,760,000

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power (Pre-refunded - US Treasuries) Series 2014-C 5.00%, 07/01/2025	$9,005	$9,034,128
5.00%, 07/01/2026	7,965	7,990,764
Los Angeles Department of Water & Power Power System Revenue (Pre-refunded - US Govt Agencies) Series 2015-E 5.00%, 07/01/2025	820	820,000
Los Angeles Department of Water & Power Water System Revenue (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 07/01/2044	2,810	2,815,992
Los Angeles Unified School District/CA Series 2016-A 5.00%, 07/01/2027	18,645	18,945,973
Series 2017-A 5.00%, 07/01/2024	1,470	1,470,000
Series 2018-B 5.00%, 07/01/2029	9,020	9,611,441
Series 2024-A 5.00%, 07/01/2032	23,000	26,360,477
Los Angeles Unified School District/CA (Pre-refunded - US Treasuries) Series 2014-C 5.00%, 07/01/2027	10,365	10,375,732
5.00%, 07/01/2030	9,785	9,795,131
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	4,185	5,303,300
Series 2009-B 7.00%, 11/01/2034	2,555	3,125,984
Middle Fork Project Finance Authority Series 2020 5.00%, 04/01/2033	1,650	1,733,374
5.00%, 04/01/2034	1,100	1,155,667
5.00%, 04/01/2035	1,150	1,207,735
Newport Mesa Unified School District Series 2020 5.00%, 08/01/2024	1,600	1,602,204
Northern California Energy Authority (Pacific Mutual Holding Co.) Series 2024 5.00%, 12/01/2054	10,000	10,711,738
Palm Desert Redevelopment Agency Successor Agency BAM Series 2017-A 5.00%, 10/01/2024	1,000	1,003,296
Peralta Community College District Series 2014-A 5.00%, 08/01/2028	1,820	1,821,772
Pittsburg Successor Agency Redevelopment Agency AGM Series 2016-A 5.00%, 09/01/2027	2,785	2,865,219

	Principal Amount (000)	U.S. $ Value

Port of Los Angeles Series 2014-A 5.00%, 08/01/2026	$1,000	$1,000,972
5.00%, 08/01/2027	1,565	1,566,449
Port of Oakland Series 2021 5.00%, 05/01/2025	4,800	4,848,510
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1 Area 1) Series 2022 4.50%, 09/01/2037	2,905	2,922,502
5.00%, 09/01/2042	2,510	2,614,966
Riverside County Public Financing Authority (Pre-refunded - US Treasuries) Series 2015 5.00%, 11/01/2028	3,395	3,481,558
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 4.327% (CME Term SOFR 3 Month + 0.57%), 06/01/2039(a)	5,700	5,234,482
San Diego Community College District (Pre-refunded - US Treasuries) Series 2016 4.00%, 08/01/2041	4,000	4,091,188
San Diego County Regional Airport Authority Series 2021-B 5.00%, 07/01/2028	5,245	5,488,163
Series 2023 5.00%, 07/01/2041	10,320	11,150,692
San Diego Unified School District/CA Series 2025-Z 5.00%, 07/01/2037(c)	1,500	1,705,113
5.00%, 07/01/2038(c)	1,000	1,131,438
5.00%, 07/01/2039(c)	875	983,789
5.00%, 07/01/2040(c)	1,000	1,113,335
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2034	11,015	11,620,661
5.00%, 05/01/2035	1,000	1,054,585
Series 2019-E 5.00%, 05/01/2034	3,450	3,639,699
5.00%, 05/01/2035	3,275	3,453,767
5.00%, 05/01/2036	3,385	3,563,996
Series 2020-E 5.00%, 05/01/2037	3,815	4,065,501
Series 2022-C 2.583%, 05/01/2030	1,625	1,445,876
Series 2024 5.00%, 05/01/2036	1,950	2,168,981
5.25%, 05/01/2043	4,400	4,826,697
5.25%, 05/01/2044	5,600	6,121,317
San Francisco Intl Airport (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 05/01/2039	5,620	5,631,461

	Principal Amount (000)	U.S. $ Value

San Mateo Joint Powers Financing Authority (County of San Mateo CA Lease) Series 2019-A 5.00%, 07/15/2024	$3,660	$3,662,082
5.00%, 07/15/2025	5,790	5,899,693
5.00%, 07/15/2026	3,310	3,438,227
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No. 06-01) Series 2016 5.00%, 09/01/2029	1,000	1,018,853
5.00%, 09/01/2030	1,365	1,389,713
Sequoia Union High School District Series 2024 5.00%, 07/01/2024	5,000	5,000,000
Southern California Public Power Authority (American International Group, Inc.) Series 2024-A 5.00%, 04/01/2055	3,500	3,707,176
Southern California Public Power Authority (Pre-refunded - Others) Series 2014-A 5.00%, 07/01/2030	1,030	1,032,272
Southwestern Community College District Series 2015 5.00%, 08/01/2024	3,550	3,554,167
5.00%, 08/01/2025	3,870	3,946,072
State of California Series 2009 7.55%, 04/01/2039	1,000	1,188,715
Series 2015-B 5.00%, 09/01/2024	3,330	3,338,546
Series 2017 5.00%, 08/01/2024	5,540	5,546,917
Series 2018 4.60%, 04/01/2038	2,000	1,884,653
Series 2019 5.00%, 04/01/2031	1,935	2,100,853
5.00%, 11/01/2031	1,310	1,410,413
5.00%, 04/01/2037	615	663,559
Series 2021 5.00%, 10/01/2024	3,000	3,011,851
Series 2022 5.00%, 09/01/2036	7,780	8,864,366
5.00%, 04/01/2042	4,630	4,842,119
Series 2023 5.00%, 09/01/2038	10,000	11,498,150
5.00%, 10/01/2042	2,625	2,943,664
6.00%, 03/01/2033	4,000	4,293,316
Series 2024 5.15%, 09/01/2034	2,000	2,020,193
State of California (Pre-refunded - Others) Series 2014 5.00%, 05/01/2029	5,295	5,295,000
Series 2019 5.00%, 04/01/2037	2,500	2,500,000

	Principal Amount (000)	U.S. $ Value

State of California Department of Water Resources (Pre-refunded - US Govt Agencies) Series 2014-A 5.00%, 12/01/2029	$1,000	$1,006,985
Sweetwater Union High School District Series 2016 5.00%, 08/01/2030	3,205	3,291,569
BAM Series 2014 5.00%, 08/01/2028	5,760	5,767,075
5.00%, 08/01/2029	2,220	2,222,689
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 4.00%, 06/01/2034	1,000	1,027,331
4.00%, 06/01/2036	1,015	1,028,170
4.00%, 06/01/2038	1,210	1,212,686
4.00%, 06/01/2040	1,150	1,136,621
5.00%, 06/01/2026	1,360	1,398,360
5.00%, 06/01/2027	1,500	1,569,445
5.00%, 06/01/2028	1,220	1,297,384
5.00%, 06/01/2030	1,500	1,637,930
5.00%, 06/01/2032	1,300	1,426,658
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment) Series 2020 5.00%, 10/01/2031	500	526,044
5.00%, 10/01/2032	450	471,978
5.00%, 10/01/2034	600	628,926
5.00%, 10/01/2035	600	628,318
5.00%, 10/01/2036	800	836,376
5.00%, 10/01/2037	700	729,846
5.00%, 10/01/2038	1,000	1,038,098
University of California Series 2017-A 5.00%, 05/15/2028	1,000	1,054,625
5.00%, 05/15/2029	3,000	3,155,423
5.00%, 05/15/2031	2,465	2,583,891
Series 2017-M 5.00%, 05/15/2031	4,000	4,190,686
Series 2023-B 4.693%, 05/15/2033	6,260	6,170,418
5.00%, 05/15/2025	3,000	3,045,281
Series 2024-B 5.00%, 05/15/2026	30,000	31,027,404
Washington Township Health Care District Series 2023-A 5.00%, 07/01/2040	400	405,478
5.00%, 07/01/2041	360	363,129
5.00%, 07/01/2042	350	351,427
5.00%, 07/01/2043	275	274,859
AGM Series 2023-B 4.125%, 08/01/2041	750	764,201
4.125%, 08/01/2042	275	279,098
4.25%, 08/01/2043	370	378,180

	Principal Amount (000)	U.S. $ Value

Yucaipa Valley Water District Financing Authority (Yucaipa Valley Water District Water & Sewer Revenue) Series 2024-A 5.00%, 06/01/2026	$10,000	$10,296,725

		920,123,926

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(b)	735	761,931

Florida – 0.1%
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2033	175	119,164
County of Osceola FL Transportation Revenue Series 2020-A
Zero Coupon, 10/01/2030	150	115,952
Zero Coupon, 10/01/2031	185	137,014
Zero Coupon, 10/01/2032	100	71,020
Zero Coupon, 10/01/2033	250	169,998
Zero Coupon, 10/01/2034	270	175,804
New River Community Development District Series 2006-B 5.00%, 05/01/2013(d) (e) (f)	405	4

		788,956

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2032	460	484,726
5.00%, 01/01/2035	250	263,375
5.00%, 01/01/2036	1,590	1,673,432

		2,421,533

Guam – 2.2%
Antonio B Won Pat International Airport Authority Series 2021-A 2.899%, 10/01/2027	625	578,025
3.489%, 10/01/2031	1,120	977,857
Series 2023 5.00%, 10/01/2028	1,080	1,081,885
5.125%, 10/01/2034	140	140,277
5.375%, 10/01/2040	275	276,454
Guam Department of Education (Guam Department of Education COP) Series 2020 4.25%, 02/01/2030	1,500	1,449,062
5.00%, 02/01/2040	1,090	1,078,246
Guam Education Financing Foundation (Guam Education Financing Foundation COP) Series 2016-B 5.00%, 10/01/2026(b)	3,000	2,958,648

	Principal Amount (000)	U.S. $ Value

Guam Power Authority Series 2022-A 5.00%, 10/01/2028	$3,000	$3,124,925
Territory of Guam Series 2019 5.00%, 11/15/2031	450	456,524
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,000	1,024,131
5.00%, 12/01/2029	455	466,134
5.00%, 12/01/2030	730	748,023
5.00%, 12/01/2032	675	691,551
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	2,625	2,658,599
Series 2015-D 5.00%, 11/15/2025	1,140	1,154,626
Series 2021-F 5.00%, 01/01/2031	1,000	1,066,347
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2027	795	818,614
5.00%, 11/01/2028	955	990,681
5.00%, 11/01/2029	1,000	1,044,643
5.00%, 11/01/2030	320	335,564

		23,120,816

Illinois – 0.8%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	100	100,072
5.00%, 09/01/2029	100	100,299
5.00%, 09/01/2032	100	100,030
5.00%, 09/01/2033	200	199,526
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2026	3,250	3,342,766
Village of Bolingbrook IL Sales Tax Revenue Series 2005 6.00%, 01/01/2026(e) (g)	4,450	4,280,803

		8,123,496

Kentucky – 0.4%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	230	232,667
5.00%, 02/01/2027	260	266,205
5.00%, 02/01/2030	160	168,233
5.00%, 02/01/2031	200	206,715
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2029	3,500	3,567,939

		4,441,759

	Principal Amount (000)	U.S. $ Value

Michigan – 0.2%
City of Detroit MI Series 2018 5.00%, 04/01/2031	$1,745	$1,798,084

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	175	175,775
5.75%, 03/01/2027	150	151,759

		327,534

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	320	305,886

New Jersey – 1.5%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	1,410	1,446,968
5.00%, 06/15/2029	6,660	6,831,284
Series 2018-A 5.00%, 06/15/2028	2,710	2,781,123
5.00%, 06/15/2029	1,290	1,322,441
Tobacco Settlement Financing Corp./NJ Series 2018-A 5.00%, 06/01/2025	1,000	1,010,228
5.00%, 06/01/2026	1,000	1,023,623
5.00%, 06/01/2028	1,000	1,050,017

		15,465,684

New York – 0.0%
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2046	220	219,988

Ohio – 0.1%
Buckeye Tobacco Settlement Financing Authority Series 2020-A 5.00%, 06/01/2036	1,175	1,254,180

Pennsylvania – 0.1%
Allentown Neighborhood Improvement Zone Development Authority (Allentown Neighborhood Improvement Zone Center City Investment Corp. Revenue) Series 2018 5.00%, 05/01/2033(b)	1,000	1,015,686

Puerto Rico – 0.8%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	390	389,859
Zero Coupon, 07/01/2033	1,680	1,120,996

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(b)	$2,690	$2,828,692
5.00%, 07/01/2035(b)	1,735	1,812,870
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2027	1,720	1,722,361
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	556	556,000

		8,430,778

Texas – 0.1%
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008-D 6.25%, 12/15/2026	780	802,910

Washington – 0.1%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	825	879,974

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(b)	730	734,222
5.00%, 10/01/2026(b)	770	780,352
5.00%, 10/01/2027(b)	805	823,518
5.00%, 10/01/2028(b)	700	722,300
5.00%, 10/01/2029(b)	320	332,658

		3,393,050

Total Long-Term Municipal Bonds (cost $1,010,072,023)		993,676,171

Short-Term Municipal Notes – 3.4%
California – 3.4%
Bay Area Toll Authority Series 2024 4.55%, 04/01/2059(h)	15,000	15,000,000
Irvine Ranch Water District Water Service Corp. Series 2024-A 4.65%, 10/01/2037(h)	20,000	20,000,000

Total Short-Term Municipal Notes (cost $35,000,000)		35,000,000

Total Municipal Obligations (cost $1,045,072,023)		1,028,676,171

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.3%
Agency CMBS – 1.4%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	$7,712	$7,687,111
Series 2021-2, Class X 0.84%, 03/25/2035(i)	3,861	175,798
Series 2021-3, Class A 3.25%, 08/20/2036	1,920	1,782,580
Series 2021-3, Class X 0.79%, 08/20/2036(i)	3,263	163,214
Federal Home Loan Mortgage Corp.
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	4,826	3,782,465
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates
Series 2022-ML13, Class ACA 2.875%, 07/25/2036	961	862,416
Series 2022-ML13, Class XCA 0.96%, 07/25/2036(i)	2,594	137,771

		14,591,355

Non-Agency Fixed Rate CMBS – 1.9%
California Housing Finance Agency
Series 2021-1, Class A 3.50%, 11/20/2035	9,509	9,087,677
Series 2019-2, Class A 4.00%, 03/20/2033	10,689	10,769,080
City of Fort Wayne IN 10.75%, 12/01/2029(e) (g)	25	2

		19,856,759

Total Commercial Mortgage-Backed Securities (cost $39,941,310)		34,448,114

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust
Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	1,298	1,308,543
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026(b)	153	152,570

		1,461,113

Other ABS - Fixed Rate – 0.1%
HTA TRRB Custodial Trust
Series 2022 5.25%, 07/01/2041	608	591,906

Total Asset-Backed Securities (cost $2,055,451)		2,053,019

	Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 2M2 8.35% (CME Term SOFR + 3.01%), 07/25/2024(a)	$38	$37,748
Series 2014-C04, Class 1M2 10.35% (CME Term SOFR + 5.01%), 11/25/2024(a)	42	43,080
Series 2015-C02, Class 1M2 9.45% (CME Term SOFR + 4.11%), 05/25/2025(a)	24	24,409
Series 2015-C03, Class 1M2 10.45% (CME Term SOFR + 5.11%), 07/25/2025(a)	24	25,031
Series 2016-C01, Class 1M2 12.20% (CME Term SOFR + 6.86%), 08/25/2028(a)	60	63,353
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(a)	26	26,637

Total Collateralized Mortgage Obligations (cost $215,414)		220,258

Total Investments – 102.2% (cost $1,087,284,198)(j)		1,065,397,562
Other assets less liabilities – (2.2)%		(23,027,864)

Net Assets – 100.0%		$1,042,369,698

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	15,500	07/31/2029	1 Day SOFR	4.461%	Annual	$267,777	$—	$267,777
USD	8,500	07/31/2030	1 Day SOFR	4.656%	Annual	257,038	—	257,038
USD	10,000	11/01/2030	1 Day SOFR	4.518%	Annual	234,298	—	234,298
USD	11,700	05/15/2034	4.174%	1 Day SOFR	Annual	(219,834)	(1,576)	(218,258)

						$539,279	$(1,576)	$540,855

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency		Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	54		$(7,154)	$(4,814)	$(2,340)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	178		(23,589)	(20,820)	(2,769)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	0	**	(59)	(50)	(9)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	29		(3,902)	(2,650)	(1,252)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	304		(40,321)	(26,700)	(13,621)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	367		(48,775)	(33,166)	(15,609)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	479		(63,615)	(40,908)	(22,707)

							$(187,415)	$(129,108)	$(58,307)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,211,844	$—	$1,211,844

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

**	Notional amount less than 500.
(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $98,494,575 or 9.4% of net assets.

(c)	When-Issued or delayed delivery security.
(d)	Fair valued by the Adviser.

(e)	Non-income producing security.
(f)	Defaulted matured security.
(g)	Defaulted.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	IO - Interest Only.
(j)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,940,055 and gross unrealized depreciation of investments was $(29,132,299), resulting in net unrealized depreciation of $(20,192,244).

As of June 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.2% and 0.0%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$993,676,171	$—	$993,676,171
Short-Term Municipal Notes	—	35,000,000	—	35,000,000
Commercial Mortgage-Backed Securities	—	34,448,114	—	34,448,114
Asset-Backed Securities	—	2,053,019	—	2,053,019
Collateralized Mortgage Obligations	—	220,258	—	220,258

Total Investments in Securities	—	1,065,397,562	—	1,065,397,562
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	759,113	—	759,113
Interest Rate Swaps	—	1,211,844	—	1,211,844
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(219,834)	—	(219,834)
Credit Default Swaps	—	(187,415)	—	(187,415)

Total	$—	$1,066,961,270	$—	$1,066,961,270

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.